Non - Current Assets or Disposal Groups Held for Sale or Held for Distribution to Owners and Discontinued Operations - Summary of Net Cash Flows Activities Attributable to Discontinued Operations (Detail) - USD ($)
$ in Thousands
	2 Months Ended	12 Months Ended
	Feb. 29, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Noncurrent Assets Or Disposal Groups Held For Sale Or Held For Distribution To Owners And Discontinued Operations [Line Items]
Net increase (decrease) in cash and cash equivalents before effect of exchange rate changes		$ 642,442	$ (1,197,612)	$ 703,377
Effect of exchange rate changes on cash and cash equivalents		(210,920)	(19,081)	114,071
Cash and cash equivalents at beginning of period		1,472,763
Cash and cash equivalents at end of period		$ 1,904,285	1,472,763
Assets and Liabilities Classified as Held for Sale
Noncurrent Assets Or Disposal Groups Held For Sale Or Held For Distribution To Owners And Discontinued Operations [Line Items]
Net cash flows from (used in) operating activities	$ 224,787
Net cash flows from (used in) investing activities	(68,237)
Net cash flows from (used in) financing activities	(130,432)
Net increase (decrease) in cash and cash equivalents before effect of exchange rate changes	26,118
Effect of exchange rate changes on cash and cash equivalents	2,701
Net increase (decrease) in cash and cash equivalents	28,819
Cash and cash equivalents at beginning of period			$ 203,140
Cash and cash equivalents at end of period	$ 231,959			$ 203,140